Financial Instruments - Financial Instruments Measured and Not Measured At Fair Value On Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Financial instruments measured at fair value
Deferred finance costs, net	$ 32,500	$ 25,100
Total
Financial instruments measured at fair value
Long-term debt, including current portion	1,165,886	1,368,100
Non-recurring basis | Significant Other Observable Inputs (Level 2)
Financial instruments measured at fair value
Long-term debt, including current portion	1,165,886	1,368,100
Non-recurring basis | Total
Financial instruments measured at fair value
Long-term debt, including current portion	1,165,886	1,368,100
Notes | ZIM | Total
Financial instruments measured at fair value
Notes		43,559
Notes | ZIM | Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial instruments measured at fair value
Notes	367,840
Notes | ZIM | Recurring basis | Total
Financial instruments measured at fair value
Notes	367,840	43,559
Notes | ZIM | Recurring basis | Total | Significant Other Observable Inputs (Level 2)
Financial instruments measured at fair value
Notes		43,559
Notes | HMM | Total
Financial instruments measured at fair value
Notes	5,961	19,328
Notes | HMM | Recurring basis | Significant Other Observable Inputs (Level 2)
Financial instruments measured at fair value
Notes	5,961
Notes | HMM | Recurring basis | Total
Financial instruments measured at fair value
Notes	$ 5,961	19,328
Notes | HMM | Recurring basis | Total | Significant Other Observable Inputs (Level 2)
Financial instruments measured at fair value
Notes		$ 19,328